Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net loss	$ (6,471,668)	$ (6,574,374)
Add (deduct) items not affecting cash:
Income from investments	(220,112)	(395,543)
Depreciation	174,007	44,000
Loss on disposal of mineral property interest	85,052
Loss on disposal of plant and equipment	14,804	1,944
Share-based compensation	961,484	1,596,526
Unrealized foreign exchange (gain) loss	(185,475)	1,021,628
Changes in non-cash operating working capital	925,800	(558,356)
Dividends and interests received	152,111	261,223
Net cash used in operating activities	(4,563,997)	(4,602,952)
Investing activities
Capital expenditures	(11,095,064)	(4,314,465)
Plant and equipment
Additions	(538,548)	(113,166)
Proceeds on disposals	1,808	1,418
Short-term investments
Proceeds on disposals		15,596,974
Equity investments
Proceeds on disposals		4,345,636
Consideration received for transfer of TLG		2,201,350
Changes in other tax receivable	(1,415,404)	(115,960)
Net cash (used in) provided by investing activities	(13,047,208)	17,601,787
Financing activities
Proceeds from issuance of common shares	1,782,895	1,076,157
Net cash provided by financing activities	1,782,895	1,076,157
Effect of exchange rate changes on cash	(1,290,668)	2,542,344
(Decrease) increase in cash	(17,118,978)	16,617,336
Cash, beginning of the year	46,441,482	29,824,146
Cash, end of the year	$ 29,322,504	$ 46,441,482